Investment Securities - Amortized Costs, Gains and Losses, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	$ 193,785	$ 175,123
Gross Unrealized Gains	4,570	768
Gross Unrealized Losses	(325)	(798)
Fair value	198,030	175,093
U.S. Treasury
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	2,772	987
Gross Unrealized Gains	26	8
Fair value	2,798	995
U.S government agency obligations
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	11,732	8,124
Gross Unrealized Gains	197
Gross Unrealized Losses		(77)
Fair value	11,929	8,047
U.S. government-sponsored enterprises
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	22,495	22,300
Gross Unrealized Gains	379	41
Gross Unrealized Losses		(58)
Fair value	22,874	22,283
Obligations of states and political subdivisions
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	56,943	33,704
Gross Unrealized Gains	1,801	144
Gross Unrealized Losses		(59)
Fair value	58,744	33,789
Mortgage-backed securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	88,357	105,522
Gross Unrealized Gains	1,809	522
Gross Unrealized Losses	(54)	(428)
Fair value	90,112	105,616
Other debt securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	10,000	3,000
Gross Unrealized Gains	358	53
Gross Unrealized Losses	(14)
Fair value	10,344	3,053
Bank issued trust preferred securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,486	1,486
Gross Unrealized Losses	(257)	(176)
Fair value	$ 1,229	$ 1,310